Derivatives and Hedging Activities	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Derivatives and Hedging Activities
Derivatives and Hedging Activities

Risk Management Objective of Using Derivatives

MAALP is exposed to certain risk arising from both its business operations and economic conditions. MAALP principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. MAALP manages economic risks, including interest rate, liquidity and credit risk, primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, we enter into derivative financial instruments to manage exposures that arise from business activities that result in the payment of future contractual and forecasted cash amounts, principally related to its borrowings, the value of which are determined by changing interest rates.

Cash Flow Hedges of Interest Rate Risk

MAALP's objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, MAALP uses interest rate swaps and interest rate caps as part of our interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for MAALP making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Interest rate caps designated as cash flow hedges involve the receipt of variable amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an up front premium.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. During the three and six months ended June 30, 2013 and 2012, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt.  The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. During the three months ended June 30, 2013 and 2012, MAALP recorded ineffectiveness of $23,000 (decrease to interest expense) and $23,000, (increase to interest expense), respectively, and during the six months ended June 30, 2013 and 2012, MAALP recorded ineffectiveness of $26,000 (decrease to interest expense) and $33,000 (increase to interest expense), respectively, mainly attributable to a mismatch in the underlying indices of the derivatives and the hedged interest payments made on its variable-rate debt.

Amounts reported in accumulated other comprehensive income related to derivatives designated as qualifying cash flow hedges will be reclassified to interest expense as interest payments are made on our variable-rate debt. During the next 12 months, MAALP estimates that an additional $10.9 million will be reclassified to earnings as an increase to interest expense, which primarily represents the difference between our fixed interest rate swap payments and the projected variable interest rate swap payments.

As of June 30, 2013, MAALP had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	10	$205,180,000
Interest Rate Swaps (1)	19	$584,000,000

(1) Includes three forward rate swaps totaling $150 million where the debt has not yet been issued. These swaps are not included in our debt discussion in MD&A or footnote 7.

Non-Designated Hedges

Derivatives not designated as hedges are not speculative and are used to manage MAALP's exposure to interest rate movements and other identified risks but do not meet the strict hedge accounting requirements of FASB ASC 815, Derivatives and Hedging. Changes in the fair value of derivatives not designated in hedging relationships are recorded directly in earnings and resulted in a gain of $10,000 for the three months ended June 30, 2013 and a loss of $9,000 for the three months ended June 30, 2012. During the six months ended June 30, 2013 and 2012, we recognized a loss of $3,000 and $33,000, respectively, on derivatives not designated in hedging relationships.

As of June 30, 2013, MAALP had the following outstanding interest rate derivatives that were not designated as hedges:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Caps	11	$63,820,000

Tabular Disclosure of Fair Values of Derivative Instruments on the Balance Sheet

The table below presents the fair value of MAALP's derivative financial instruments as well as its classification on the Consolidated Balance Sheet as of June 30, 2013 and December 31, 2012, respectively.

Fair Values of Derivative Instruments on the Consolidated Balance Sheet as of June 30, 2013 and December 31, 2012 (dollars in thousands)

	Asset Derivatives			Liability Derivatives
		June 30, 2013	December 31, 2012		June 30, 2013	December 31, 2012
Derivatives designated as hedging instruments	Balance Sheet Location	Fair Value	Fair Value	Balance Sheet Location	Fair Value	Fair Value
Interest rate contracts	Other assets	$10,626	$245	Fair market value of interest rate swaps	$11,907	$21,423

Total derivatives designated as hedging instruments		$10,626	$245		$11,907	$21,423

Derivatives not designated as hedging instruments

Interest rate contracts	Other assets	$62	$43		$—	$—

Total derivatives not designated as hedging instruments		$62	$43		$—	$—

Tabular Disclosure of the Effect of Derivative Instruments on the Statements of Operations

The table below presents the effect of our derivative financial instruments on the Consolidated Statements of Operations for the three and six months ended June 30, 2013 and 2012, respectively.

Effect of Derivative Instruments on the Consolidated Statements of Operations for the
Three and Six Months Ended June 30, 2013 and 2012 (dollars in thousands)

Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Three months ended June 30,	2013	2012		2013	2012		2013	2012

Interest rate contracts	$12,101	$(3,991)	Interest expense	$(3,932)	$(4,944)	Interest expense	$23	$(23)

Total derivatives in cash flow hedging relationships	$12,101	$(3,991)		$(3,932)	$(4,944)		$23	$(23)

Six months ended June 30,

Interest rate contracts	$11,904	$(5,293)	Interest expense	$(8,477)	$(10,495)	Interest expense	$26	$(33)

Total derivatives in cash flow hedging relationships	$11,904	$(5,293)		$(8,477)	$(10,495)		$26	$(33)

Derivatives Not Designated as Hedging Instruments

Three months ended June 30,						Location of Gain or (Loss) Recognized in Income	2013	2012

Interest rate contracts						Interest expense	$10	$(9)

Total							$10	$(9)

Six months ended June 30,

Interest rate contracts						Interest expense	$(3)	$(33)

Total							$(3)	$(33)

Credit-Risk-Related Contingent Features

As of June 30, 2013, derivatives that were in a net liability position and subject to credit-risk-related contingent features had a termination value of $12.8 million, which includes accrued interest but excludes any adjustment for nonperformance risk. These derivatives had a fair value, gross of asset positions, of $11.9 million at June 30, 2013.

Certain of our derivative contracts contain a provision where if we default on any of our indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then we could also be declared in default on our derivative obligations. As of June 30, 2013, we had not breached the provisions of these agreements.  If we had breached these provisions, we could have been required to settle our obligations under the agreements at their termination value of $8.5 million.

Certain of our derivative contracts contain a provision where we could be declared in default on our derivative obligations if repayment of the underlying indebtedness is accelerated by the lender due to the Company's default on the indebtedness. As of June 30, 2013, we had not breached the provisions of these agreements. If we had breached theses provisions, we could have been required to settle our obligations under the agreements at the termination value of $0.2 million.

Certain of our derivative contracts are credit enhanced by either FNMA or Freddie Mac.  These derivative contracts require that our credit enhancing party maintain credit ratings above a certain level.  If our credit support providers were downgraded below Baa1 by Moody’s or BBB+ by Standard & Poor’s, or S&P, we may be required to either post 100 percent collateral or settle the obligations at their termination value of $12.5 million as of June 30, 2013.  Both FNMA and Freddie Mac are currently rated Aaa by Moody’s and AA+ by S&P, and therefore, the provisions of this agreement have not been breached and no collateral has been posted related to these agreements as of June 30, 2013.

Although our derivative contracts are subject to master netting arrangements, which serve as credit mitigants to both us and our counterparties under certain situations, we do not net our derivative fair values or any existing rights or obligations to cash collateral on the Consolidated Balance Sheet.

The table below presents a gross presentation, the effects of offsetting, and a net presentation of our derivatives as of June 30, 2013 and December 31, 2012. The net amounts of derivative assets or liabilities can be reconciled to the Tabular Disclosure of Fair Values of Derivative Instruments above, which also provides the location that derivative assets and liabilities are presented on the Consolidated Balance Sheet (dollars in thousands):

Offsetting of Derivative Assets
As of June 30, 2013
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$10,688	—	$10,688	$(422)	—	$10,266

Offsetting of Derivative Liabilities
As of June 30, 2013
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Posted	Net Amount
Derivatives	$11,907	—	$11,907	$(422)	—	$11,485

Offsetting of Derivative Assets
As of December 31, 2012
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$288	—	$288	—	—	$288

Offsetting of Derivative Liabilities
As of December 31, 2012
				Gross Amounts Not Offset in the Statement of Financial Position

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities presented in the Statement of Financial Position	Financial Instruments	Cash Collateral Posted	Net Amount
Derivatives	$21,423	—	$21,423	—	—	$21,423

Other Comprehensive Income
MAALP's other comprehensive income consists entirely of gains and losses attributable to the effective portion of our cash flow hedges. The table below shows the change in the balance for the six months ended June 30, 2013 and 2012:

Changes in Accumulated Other Comprehensive Income by Component
	Affected Line Item in the Consolidated Statements Of Operations	Gains and Losses on Cash Flow Hedges
		For the six months ended June 30,
		2013	2012
Beginning balance		$(26,881)	$(38,579)
Other comprehensive income before reclassifications		11,904	(5,293)
Amounts reclassified from accumulated other comprehensive income (interest rate contracts)	Interest expense	8,477	10,495
Net current-period other comprehensive income attributable to Mid-America Apartments, L.P.		20,381	5,202
Ending balance		$(6,500)	$(33,377)

See also discussions in "Financial Statements – Notes to Consolidated Financial Statements", Note 9.